Deposits (Details Narrative) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Banking and Thrift [Abstract]
Brokered deposits	$ 4,559,636	$ 6,171,499
Overdraft demand deposits reclassified to loans	$ 49,969	$ 71,909